Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Temporary Equity [Abstract]
Schedule of Company's outstanding convertible preferred stock
The Company’s outstanding convertible preferred stock consisted of the following as of December 31,
2021
(in thousands, except share and per share data):

	Original Issue Price	Shares Authorized	Shares Outstanding	Net Carrying Value	Liquidation Preference
Series Seed	$0.5245	9,693,116	9,693,115	$3,943	$5,084
Series A	0.5245	14,130,360	14,069,657	5,240	7,379
Series B	1.2450	12,689,363	12,563,418	15,545	15,642
Series C	2.4144	15,635,550	15,324,913	36,917	37,000
Series C-1	3.1669	8,554,106	8,554,106	27,003	27,090
Series D	7.0135	20,196,682	19,961,423	136,618	140,000
Series D-1	9.0731	5,314,209	5,314,209	48,146	48,216
Series D-2	6.1850	14,551,371	14,551,370	89,638	90,000
Series E	8.4672	14,762,823	14,762,823	124,868	125,000

Total		115,527,580	114,795,034	$487,918	$495,411

The Company’s outstanding convertible preferred stock consisted of the following as of December 31, 2020 and 2021 (in thousands, except share data):

	Original Issue Price	Shares Authorized	Shares Outstanding	Net Carrying Value	Liquidation Preference
Series Seed	$0.5245	9,693,116	9,693,115	$3,943	$5,084
Series A	0.5245	14,130,360	14,069,657	5,240	7,379
Series B	1.2450	12,689,363	12,563,418	15,545	15,642
Series C	2.4144	15,635,550	15,324,913	36,917	37,000
Series C-1	3.1669	8,554,106	8,554,106	27,003	27,090
Series D	7.0135	20,196,682	19,961,423	136,618	140,000
Series D-1	9.0731	5,314,209	5,314,209	48,146	48,216
Series D-2	6.1850	14,551,371	14,551,370	89,638	90,000
Series E	8.4672	14,762,823	14,762,823	124,868	125,000

Total		115,527,580	114,795,034	$487,918	$495,411